Operating Segments (Operating Segment Data) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Sales [Abstract]
Sales to external parties	$ 5,043	$ 5,271	$ 5,556
Inter-segment sales	0	0	0
Total sales	5,043	5,271	5,556
Operating income (loss) [Abstract]
Segment profit	509	760	753
Other expenses not allocated to segments	(307)	(4)	766
Operating income	202	756	1,519
Financing expenses, net	(158)	(129)	(158)
Share in earnings of equity-accounted investees	5	1	3
Income before income taxes	49	628	1,364
Implementation of IFRS 16		339
Capital expenditures as part of business combination	26
Capital expenditures	696	693	605
Depreciation, amortization and impairment	579	433	420
Industrial Products [Member]
Sales [Abstract]
Sales to external parties	1,242	1,307	1,281
Inter-segment sales	13	11	15
Total sales	1,255	1,318	1,296
Operating income (loss) [Abstract]
Segment profit	303	338	300
Implementation of IFRS 16		8
Capital expenditures as part of business combination	0
Capital expenditures	84	66	50
Depreciation, amortization and impairment	77	67	63
Potash [Member]
Sales [Abstract]
Sales to external parties	1,183	1,330	1,481
Inter-segment sales	163	164	142
Total sales	1,346	1,494	1,623
Operating income (loss) [Abstract]
Segment profit	120	289	315
Implementation of IFRS 16		95
Capital expenditures as part of business combination	0
Capital expenditures	296	383	356
Depreciation, amortization and impairment	166	149	141
Phosphate Solutions [Member]
Sales [Abstract]
Sales to external parties	1,871	1,901	2,001
Inter-segment sales	77	79	98
Total sales	1,948	1,980	2,099
Operating income (loss) [Abstract]
Segment profit	66	100	113
Implementation of IFRS 16		113
Capital expenditures as part of business combination	0
Capital expenditures	275	213	180
Depreciation, amortization and impairment	210	177	172
Innovative Ag Solutions [Member]
Sales [Abstract]
Sales to external parties	715	699	719
Inter-segment sales	16	18	22
Total sales	731	717	741
Operating income (loss) [Abstract]
Segment profit	40	21	29
Implementation of IFRS 16		9
Capital expenditures as part of business combination	0
Capital expenditures	20	21	15
Depreciation, amortization and impairment	25	21	19
Other activities [Member]
Sales [Abstract]
Sales to external parties	32	34	74
Inter-segment sales	3	3	5
Total sales	35	37	79
Operating income (loss) [Abstract]
Segment profit	(5)	19	9
Implementation of IFRS 16		105
Capital expenditures as part of business combination	26
Capital expenditures	6	4	1
Depreciation, amortization and impairment	3	22	4
Reconciliations [Member]
Sales [Abstract]
Sales to external parties	0	0	0
Inter-segment sales	(272)	(275)	(282)
Total sales	(272)	(275)	(282)
Operating income (loss) [Abstract]
Segment profit	(15)	(7)	(13)
Implementation of IFRS 16		9
Capital expenditures as part of business combination	0
Capital expenditures	15	6	3
Depreciation, amortization and impairment	$ 98	$ (3)	$ 21